EARNINGS PER SHARE CALCULATIONS - Summary of Count Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted-average common shares - basic (in shares)	735.5	746.3		767.0
Plus dilutive effect of equity compensation plans (in shares)	0.0	0.0		0.0
Weighted-average common shares outstanding - diluted	735.5	746.3		767.0
Stock options and restricted stock units excluded from EPS calculations (in shares)	5.7	3.3	[1]	3.2	[1]

[1]	These outstanding options to purchase shares of common stock and restricted stock units were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.